Stock-Based Compensation (Details) - USD ($)					12 Months Ended
	Dec. 11, 2024	Oct. 09, 2024	Jul. 30, 2024	Sep. 20, 2023	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Line Items]
Ordinary shares reserved for issuance (in Shares)					610,156
Ordinary shares available for grant (in Shares)					91,836
Exercise price of options (in Dollars per share)					$ 1.275	$ 1.275
Exercisable period	5 years
Vesting period	2 years	2 years
Fair value of options granted (in Dollars)	$ 33,246	$ 24,287	$ 38,319	$ 307,429
Weighted-average remaining contractual life					4 years 2 months 12 days
Unrecognized compensation cost (in Dollars)					$ 263,271
Weighted-average period					3 years 1 month 6 days
Intrinsic value of options (in Dollars)					$ 0
Share-Based Payment Arrangement [Member]
Share-Based Compensation [Line Items]
Number of unvested options (in Shares)					518,320
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Ordinary shares available for grant (in Shares)	15,131
Second Anniversary Vesting [Member] | Share-Based Payment Arrangement [Member]
Share-Based Compensation [Line Items]
Share based granted vesting options, percentage				6.25%
Remainning Two year Vesting Period [Member]
Share-Based Compensation [Line Items]
Share based granted vesting options, percentage	50.00%	50.00%	50.00%
Remainning Two year Vesting Period [Member] | Share-Based Payment Arrangement [Member]
Share-Based Compensation [Line Items]
Share based granted vesting options, percentage	6.25%	6.25%	6.25%
Board of Directors [Member]
Share-Based Compensation [Line Items]
Options granted (in Shares)	36,315	78,682	112,807	366,172
Exercise price of options (in Dollars per share)	$ 1.275	$ 1.275	$ 1.275	$ 1.275
Exercisable period		5 years	5 years	5 years
Vesting period	2 years			4 years
Board of Directors [Member] | Second Anniversary Vesting [Member]
Share-Based Compensation [Line Items]
Share based granted vesting options, percentage				50.00%